Janus Henderson U.S. Dividend Income Fund Expense Example - Class D Shares [Member] - Janus Henderson U.S. Dividend Income Fund - Class D	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	$ 1,670